SUPPLEMENTAL CASH FLOW INFORMATION (Details 1) - USD ($)		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Supplemental Cash Flow Information [Abstract]
Cash and cash equivalents		$ 49,660	$ 9,134,902
Restricted cash	[1]	6,676,622	6,650,000
Total cash, cash equivalents, and restricted cash		$ 6,726,282	$ 15,784,902	$ 9,170,652

[1]	Amounts included in restricted cash represent the deposits required under the Company's short-term revolving facilities.